CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (952,851)	$ (615,625)
Depreciation and amortization	1,870	1,895
Stock based compensation related to stock options	46,249	55,020
Issuance of Common Stock for 401K Plan contribution	72,500	72,500
Issuance of Common Stock for stockholder investor relations		47,500
Issuance of stock grant to consultant	6,750
Issuance of Common Stock in satisfaction of the New SEDA commitment fees	300,000
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	(300)	(755)
Accounts payable	19,389	34,343
Accrued expenses and other current liabilities	10,527	11,093
Accrued officers' payroll	115,001	120,000
Accrued Interest on convertible notes payable	25,321	12,924
Net cash flows used by operating activities	(355,544)	(261,105)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors	(475)	(2,495)
Proceeds from sales of Common Stock	270,000	250,000
Proceeds from Omagine LLC noncontrolling parties to be satisfied through future issuance of Omagine LLC noncontrolling common stock	58,500
Net cash flows provided by financing activities	328,025	247,505
NET CHANGE IN CASH	(27,519)	(13,600)
CASH BEGINNING OF PERIOD	148,217	155,821
CASH END OF PERIOD	120,698	142,221
Income taxes paid	1,289	910
Interest paid